UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2007

Date of reporting period:	1/31/2007

Item 1 – Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2006, at the beginning of the period, and held through the six-month period ended January 31, 2007.

Actual Expenses

The first line for each Series in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each Series in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table,

Dryden Core Investment Fund	1

IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Series in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Core Investment Fund		Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Taxable Money Market Series	Actual	$1,000.00	$1,027.20	0.02%	$0.10
	Hypothetical	$1,000.00	$1,025.10	0.02%	$0.10

Short-Term Bond Series	Actual	$1,000.00	$1,028.70	0.03%	$0.15
	Hypothetical	$1,000.00	$1,025.05	0.03%	$0.15

* Series expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2007, and divided by the 365 days in the Series’ fiscal year ended January 31, 2007 (to reflect the six-month period).

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Portfolio of Investments

as of January 31, 2007

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 17.0%
$ 83,000	American Express Centurion Bank 5.29%, 7/18/07(a)	$83,000,000
178,000	5.29%, 12/13/07(a)	177,992,319
200,000	Bank of America N.A. 5.28%, 8/23/07(a)	200,000,000
250,000	Barclays Bank PLC 5.316%, 12/5/07(a)	249,956,305
63,000	BNP Paribas NY 5.258%, 3/6/07(a)	62,998,732
300,000	Calyon NY 5.262%, 10/3/07(a)	299,930,550
125,000	Depfa Bank PLC 5.32%, 3/15/07	125,000,000
88,500	Fortis Bank NY 5.27%, 12/12/07(a)	88,484,866
95,000	HBOS Treasury Services PLC 5.315%, 4/27/07	95,000,000
75,000	Marshall & Ilsley Bank 5.30%, 4/10/07	75,000,000
135,000	5.305%, 4/16/07	134,998,630
75,000	National Bank of Canada 5.33%, 2/27/07	75,000,267
200,000	Regions Bank 5.31%, 4/30/07	200,000,000
125,000	Skandinaviska Enskilda Banken AB 4.905%, 2/1/07	125,000,000
36,000	Societe Generale NY 5.258%, 6/11/07(a)	35,995,779
180,000	5.265%, 9/21/07(a)	179,971,196
400,000	Suntrust Banks, Inc. 5.27%, 2/9/07(a)	399,999,142
80,000	5.28%, 6/5/07(a)	80,000,000
150,000	5.265%, 9/14/07(a)	149,981,730

		2,838,309,516

Commercial Paper 36.2%
89,000	Amsterdam Funding Corp., 144A 5.26%, 2/1/07(b)	89,000,000

1,000	5.27%, 2/6/07(b)	999,268
178,000	5.27%, 2/20/07(b)	177,504,913
72,800	5.27%, 2/23/07(b)	72,565,544

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	3

Portfolio of Investments

as of January 31, 2007 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$100,000	Bank of America Corp. 5.245%, 2/7/07(b)	$99,912,583
10,000	5.20%, 3/22/07(b)	9,929,222
255,000	5.24%, 4/20/07(b)	252,104,900
50,000	Barton Capital Corp., 144A 5.27%, 2/9/07(b)	49,941,444
127,693	5.27%, 2/12/07(b)	127,487,379
57,000	5.26%, 2/16/07(b)	56,875,075
330,000	Bear Stearns & Co., Inc. 5.25%, 2/27/07(b)	328,748,750
93,916	Bryant Park Funding LLC, 144A 5.26%, 2/2/07(b)	93,902,278
157,929	5.26%, 2/7/07(b)	157,790,549
69,079	5.26%, 2/14/07(b)	68,947,788
76,006	5.25%, 2/28/07(b)	75,706,726
77,110	Cafco LLC, 144A 5.28%, 2/1/07(b)	77,110,000
50,000	5.26%, 2/8/07(b)	49,948,861
75,000	5.29%, 2/22/07(b)	74,768,563
200,000	Calyon North America, Inc. 5.24%, 3/1/07(b)	199,184,111
225,000	Ciesco LP, 144A 5.28%, 2/1/07(b)	225,000,000
40,000	5.27%, 2/2/07(b)	39,994,144
50,000	5.26%, 2/7/07(b)	49,956,167
50,000	5.265%, 2/14/07(b)	49,904,938
150,000	Citigroup Funding, Inc. 5.26%, 2/8/07(b)	149,846,583
50,000	5.26%, 2/13/07(b)	49,912,333
200,000	5.265%, 2/14/07(b)	199,619,750
75,000	5.29%, 2/20/07(b)	74,790,604
105,000	5.29%, 2/26/07(b)	104,614,271
100,000	5.27%, 3/1/07(b)	99,590,111
150,000	5.27%, 3/2/07(b)	149,363,208
55,208	Falcon Asset Securitization Corp., 144A 5.27%, 2/6/07(b)	55,167,591
50,000	5.31%, 2/7/07(b)	49,955,750
54,687	5.27%, 2/20/07(b)	54,534,894
141,670	5.29%, 2/22/07(b)	141,234,028
25,000	General Electric Capital Corp. 5.079%, 2/12/07(b)	24,961,202
525,000	5.20%, 7/23/07(b)	511,963,237

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

$ 52,208	Hewlett Packard Co., 144A 5.31%, 2/9/07(b)	$52,146,395
147,872	HSBC Finance Corp. 5.25%, 3/23/07(b)	146,792,740
75,000	ING America Insurance Holdings, Inc. 5.25%, 2/7/07(b)	74,934,375
50,000	5.255%, 3/20/07(b)	49,656,965
95,000	5.25%, 3/21/07(b)	94,335,000
9,000	5.245%, 4/20/07(b)	8,897,723
100,000	Irish Life & Permanent PLC, 144A 5.25%, 2/20/07(b)	99,722,917
105,188	Jupiter Securitization Corp., 144A 5.27%, 2/12/07(b)	105,018,618
38,000	Long Lane Master Trust, 144A 5.26%, 2/8/07(b)	37,961,134
100,000	5.27%, 2/26/07(b)	99,634,028
50,000	Nestle Capital Corp., 144A 5.175%, 8/10/07(b)	48,634,375
110,499	Old Line Funding Corp., 144A 5.26%, 2/7/07(b)	110,402,129
27,247	5.28%, 2/8/07(b)	27,219,026
50,000	Park Granada LLC, 144A 5.29%, 2/1/07(b)	50,000,000
8,567	5.30%, 2/1/07(b)	8,567,000
137,600	Pepsi Bottling Group, Inc., 144A 5.30%, 2/1/07(b)	137,600,000
50,000	Prudential PLC, 144A 5.25%, 2/1/07(b)	50,000,000
50,000	5.275%, 3/1/07(b)	49,794,861
175,000	Sheffield Receivables Corp., 144A 5.26%, 2/12/07(b)	174,718,736
50,000	Societe Generale N.A. 5.25%, 3/12/07(b)	49,715,625
110,000	Tulip Funding Corp., 144A 5.30%, 2/1/07(b)	110,000,000
85,037	5.29%, 2/15/07(b)(d)	84,862,060
109,082	5.29%, 2/20/07(b)	108,777,449
172,921	5.29%, 2/23/07(b)	172,361,985

		6,044,589,906

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	5

Portfolio of Investments

as of January 31, 2007 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

Loan Participations 1.1%
$ 36,000	Cargill Global Funding PLC 5.30%, 2/20/07(d)	$36,000,000
144,000	Cargill, Inc. 5.30%, 2/21/07(d)	144,000,000

		180,000,000

Municipal Bonds 0.2%
26,335	Massachusetts St. Health & Educational, Harvard University 5.30%, 2/1/07(c)	26,335,000
13,000	New York City N.Y. HDC Related Westport Dev. 5.28%, 1/31/07(c)	13,000,000

		39,335,000

Other Corporate Obligations 42.4%
129,000	American Express Credit Corp. M.T.N. 5.42%, 2/5/08(a)	129,016,334
530,000	Australia & New Zealand Banking Group Ltd. M.T.N., 144A 5.336%, 12/28/07(a)	529,999,999
97,000	Bank of America N.A., M.T.N. 5.27%, 2/23/07(a)	96,999,106
50,000	BMW US Capital LLC, 144A 5.30%, 2/5/08(a)	50,000,000
153,000	Caja Madrid 5.36%, 1/18/08(a)	153,000,000
19,000	General Electric Capital Corp. 5.443%, 3/9/07(a) M.T.N.	19,002,318
111,000	5.445%, 7/9/07(a)	111,000,000
25,000	5.445%, 10/17/07(a) M.T.N.	25,000,000
125,000	Genworth Life Insurance Co. 5.40%, 2/15/08(a)(d)(e)
	(cost $125,000,000; date purchased 1/16/07)	125,000,000
22,000	5.40%, 2/25/08(a)(d)(e)
	(cost $22,000,000; date purchased 1/24/07)	22,000,000
59,360	Goldman Sachs Group, Inc., 5.464%, 3/30/07(a) M.T.N.	59,370,642
80,000	5.476%, 5/11/07(a) M.T.N.	80,025,860
25,950	5.485%, 7/2/07(a) M.T.N.	25,964,916
200,000	5.34%, 3/20/07(a)(d) P.N.	200,000,000
50,000	HBOS Treasury Services PLC M.T.N., 144A 5.29%, 1/9/08(a)	49,998,595
480,000	5.29%, 2/7/08(a)	480,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

$171,000	HSBC Finance Corp. M.T.N. 5.409%, 6/1/07(a)	$171,032,044
45,000	5.40%, 10/4/07(a)	45,021,961
324,000	5.31%, 2/6/08(a)	324,000,000
100,000	HSBC USA, Inc. M.T.N. 5.32%, 2/15/08(a)	100,000,000
452,000	ING Verzekeringen NV M.T.N., 144A 5.291%, 2/4/08(a)	452,000,000
218,000	Irish Life and Permanent PLC M.T.N., 144A 5.36%, 2/21/08(a)	217,992,868
340,000	JPMorgan Chase & Co. M.T.N. 5.292%, 3/3/08(a)	340,000,000
96,000	Kommunalkredit Austria AG, 144A 5.335%, 2/22/08(a)	96,000,000
49,725	5.495%, 2/27/07(a)	49,729,943
118,200	5.36%, 6/15/07(a)	118,232,022
40,000	5.485%, 7/9/07(a)	40,024,952
184,000	5.57%, 7/11/07(a)	184,000,000
170,000	5.401%, 2/1/08(a)	170,000,000
	Metropolitan Life Insurance Co. 5.441%, 2/1/07(a)(d)(e)
50,000	(cost $50,000,000; date purchased 2/1/06)	50,000,000
	5.386%, 10/1/07(a)(d)(e)
108,000	(cost $108,000,000; date purchased 10/2/06)	108,000,000
50,000	Metropolitan Life Insurance Co. of CT 5.44%, 2/23/07(a)(d)(e) (cost $50,000,000; date purchased 2/24/06)	50,000,000
	5.38%, 7/7/07(a)(d)(e)
84,000	(cost $84,000,000; date purchased 7/7/06)	84,000,000
61,000	Morgan Stanley 5.485%, 7/27/07(a)	61,045,100
19,000	5.38%, 2/13/08(a)	19,007,518
177,000	5.41%, 2/26/08(a) M.T.N.	177,000,000
200,000	5.381%, 3/3/08(a) M.T.N.	200,000,000
144,000	5.342%, 3/8/08(a) M.T.N.	144,000,000
40,000	National City Bank of Cleveland M.T.N. 5.34%, 4/2/07(a)	40,000,686
42,000	5.41%, 1/10/08(a)	42,030,062
58,000	5.34%, 1/25/08(a)	58,008,316
41,000	5.37%, 2/7/08(a)	41,034,688
200,000	5.366%, 2/13/08(a)	200,050,000
50,000	Nationwide Building Society, 144A 5.442%, 1/28/08(a)	50,018,454

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	7

Portfolio of Investments

as of January 31, 2007 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$160,000	Nordea Bank AB, 144A 5.30%, 2/8/08(a)	$160,000,000
197,000	5.33%, 2/11/08(a)	197,000,000
80,000	Paccar Financial Corp. M.T.N. 5.26%, 7/16/07(a)	79,973,790
	Pacific Life Insurance Co. 5.481%, 7/13/07(a)(d)(e)
36,000	(cost $36,000,000; date purchased 6/15/06)	36,000,000
180,000	Skandinaviska Enskilda Banken AB, 144A 5.32%, 2/16/08(a)	180,000,000
190,000	US Bank N.A., M.T.N. 5.383%, 9/10/07(a)	190,079,393
340,000	Wells Fargo & Co. 5.312%, 2/1/08(a)	340,000,000
20,000	Westpac Banking Corp. 5.43%, 5/25/07(a) 144A	20,005,383
89,000	5.393%, 1/11/08(a) M.T.N.	89,000,372

		7,080,665,322

Time Deposits 3.1%
155,476	Marshall & Illsley Bank 5.28%, 2/1/07	155,476,000
155,992	State Street Bank & Trust Co. 5.26%, 2/1/07	155,992,000
200,000	5.27%, 2/1/07	200,000,000

		511,468,000

U.S. Government Agencies 1.6%
260,000	Federal Home Loan Bank 5.35%, 11/21/07	259,958,143

	Total Investments 101.6% (amortized cost $16,954,325,887)(f)	16,954,325,887
	Liabilities in excess of other assets (1.6%)	(263,291,404)

	Net Assets 100.0%	$16,691,034,483

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

N.A.—National Association (National Bank).

P.N.—Promissory Note.

See Notes to Financial Statements.

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(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at January 31, 2007.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(d)	Indicates a security that has been deemed illiquid.
(e)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $475,000,000. The aggregate value of $475,000,000 is 2.8% of net assets.
(f)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2007 was as follows:

Other Corporate Obligations	42.4%
Commercial Paper	36.2
Certificates of Deposit	17.0
Time Deposits	3.1
U.S. Government Agencies	1.6
Loan Participations	1.1
Municipal Bonds	0.2

101.6
Liabilities in excess of other assets	(1.6)

100.0%

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	9

Statement of Assets and Liabilities

as of January 31, 2007

Assets
Investments, at amortized cost which approximates market value	$16,954,325,887
Interest receivable	54,964,181
Prepaid expenses	217,321

Total assets	17,009,507,389

Liabilities
Payable for investments purchased	298,464,813
Dividend payable	19,263,502
Payable to custodian	437,374
Management fee payable	186,372
Accrued expenses	98,365
Transfer agent fee payable	16,688
Deferred trustees’ fee	5,792

Total liabilities	318,472,906

Net Assets	$16,691,034,483

Net assets were comprised of:
Common stock, at par	$16,691,046
Paid-in capital in excess of par	16,674,333,403

16,691,024,449
Accumulated net investment income	119,724
Accumulated net realized loss on investments	(109,690)

Net assets January 31, 2007	$16,691,034,483

Net asset value, offering price and redemption price per share ($16,691,034,483 ÷ 16,691,045,552 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Year Ended January 31, 2007

Net Investment Income
Income
Interest	$793,901,091

Expenses
Management fee	2,194,380
Insurance expense	426,000
Transfer agent’s fees and expenses (including affiliated expense of $100,100)	101,000
Custodian’s fees and expenses	90,000
Legal fees and expenses	38,000
Reports to shareholders	21,000
Audit fee	15,000
Trustees’ fees	10,000
Miscellaneous	7,693

Total expenses	2,903,073

Net investment income	790,998,018

Net Realized Loss On Investments:
Net realized loss on investment transactions	(7,641)

Net Increase In Net Assets Resulting From Operations	$790,990,377

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	11

Statement of Changes in Net Assets

	Year Ended January 31,
	2007	2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$790,998,018	$418,183,828
Net realized loss on investment transactions	(7,641)	(102,049)

Net increase in net assets resulting from operations	790,990,377	418,081,779

Dividends and distributions from Net Investment Income (Note 1)	(791,280,423)	(417,781,699)

Net proceeds from shares subscribed	121,642,461,871	107,293,543,359
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	546,148,760	409,944,391
Cost of shares reacquired	(119,936,928,868)	(105,188,887,557)

Net increase in net assets from Series share transactions	2,251,681,763	2,514,600,193

Total increase	2,251,391,717	2,514,900,273

Net Assets
Beginning of year	14,439,642,766	11,924,742,493

End of year(a)	$16,691,034,483	$14,439,642,766

(a) Includes accumulated net investment income of:	$119,724	$402,129

See Notes to Financial Statements.

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Portfolio of Investments

as of January 31, 2007

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 88.4%

ASSET BACKED SECURITIES 52.0%
Ace Securities Corp. Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Aa2	6.295%	6/25/32	$987	$1,000,448
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(a)	A2	7.02	11/25/33	1,500	1,511,261
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aa2	5.92	9/25/33	1,558	1,558,608
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	5.84	4/25/34	4,837	4,837,017
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M2(a)	A2	6.37	4/25/34	7,800	7,844,347
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M3(a)	A3	6.57	4/25/34	1,700	1,699,994
Ace Securities Corp. Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	5.77	4/25/35	2,000	2,008,288
Ace Securities Corp., Home Equity Loan, Ser. 2007-HE1, Class A2C(a)	Aaa	5.49	1/25/37	10,000	10,000,000
Ace Securities Corp., Home Equity Loan, Ser. 2007-WM1, Class A2C(a)	Aaa	5.49	11/25/36	10,000	10,000,000
American Express Credit Account Master Trust, Ser. 2003-2, Class B(a)	A1	5.69	10/15/10	10,000	10,036,416
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(a)	Baa2	5.82	2/15/12	14,055	14,075,639
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(a)	Aa2	6.22	2/25/33	2,966	2,967,769
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M2(a)	A2	7.17	2/25/33	3,744	3,748,022

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	13

Portfolio of Investments

as of January 31, 2007 Cont’d.

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(a)	A2	7.17%	3/25/33	$1,504	$1,507,454
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(a)	Aa2	6.02	10/25/33	7,300	7,338,003
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M2(a)	A2	7.07	10/25/33	1,000	1,008,159
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(a)	Aa2	6.01	1/25/34	1,600	1,610,584
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(a)	Aa2	6.07	1/25/34	3,200	3,225,685
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(a)	A2	6.52	7/25/32	957	958,843
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC6, Class M1(a)	Aa2	6.07	8/25/32	4,207	4,221,012
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC9, Class M1(a)	Aa2	6.97	12/25/32	2,997	3,037,318
Asset Backed Funding Cert., Ser. 2006-HE1, Class A2D(a)	Aaa	5.54	1/25/37	33,544	33,526,168
Asset Backed Funding Cert., Ser. 2006-OPT1, Class A3D(a)	Aaa	5.56	9/25/36	6,000	6,016,247
Asset Backed Funding Cert., Ser. 2006-OPT1, Class M2(a)	Aa2	5.61	9/25/36	6,000	6,004,429
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE6, Class M2(a)	A2	6.97	11/25/33	3,500	3,536,388
Asset Backed Securities Corp., Home Equity Loan, Ser. 2007-HE1, Class A4(a)	Aaa	5.46	12/25/36	11,000	11,000,000
BA Credit Card Trust, Ser. 2006, Class C4(a)	Baa2	5.55	11/15/11	18,300	18,295,758
Bank One Issuance Trust, Ser. 2003, Class C4(a)	Baa2	6.35	2/15/11	10,000	10,111,089

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Bear Stearns Asset Backed Securities, Inc., Ser. 2004-FR3, Class M2(a)	A2	6.49%	9/25/34	$1,450	$1,469,666
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE8, Class M2(a)	A2	6.52	9/25/34	1,100	1,109,108
CDC Mortgage Capital Trust Home Equity Loan, Ser. 2002-HE2, Class M2(a)	A2	7.57	1/25/33	520	520,841
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2003-HE4, Class M2(a)	A2	6.97	3/25/34	3,500	3,538,652
Centex Home Equity, Ser. 2003-B, Class M1(a)	Aa2	6.02	6/25/33	1,750	1,750,738
Centex Home Equity, Home Equity Loan, Ser. 2002-D, Class M1(a)	Aa2	6.39	12/25/32	3,179	3,180,239
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	5.72	3/25/35	3,000	3,012,405
Chase Credit Card Master Trust, Ser. 2003-3, Class B(a)	A2	5.67	10/15/10	9,800	9,840,163
Chase Credit Card Master Trust, Ser. 2003-6, Class C(a)	Baa2	6.12	2/15/11	18,000	18,180,421
Chase Funding Mortgage Loan, Ser. 2003-2, Class 2A2(a)	Aaa	5.60	2/25/33	1,877	1,878,045
Chase Issuance Trust, Ser. 2006-C2, Class C(a)	Baa2	5.62	4/15/13	10,451	10,462,351
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	5.61	1/15/14	20,000	19,991,400
Citibank Credit Card Issuance Trust, Ser. 2001-C1, Class C1(a)	Baa2	6.44	1/15/10	16,410	16,545,044
Citibank Credit Card Issuance Trust, Ser. 2002-C3, Class C3(a)	Baa2	6.50	12/15/09	4,000	4,029,126
Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6(a)	Baa2	5.65	11/15/12	4,000	4,009,628
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(a)	Baa2	5.72	2/20/15	19,100	19,169,008

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	15

Portfolio of Investments

as of January 31, 2007 Cont’d.

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Citibank Credit Card Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	5.57%	1/9/12	$24,900	$24,900,000
Citibank Mortgage Loan Trust, Inc., Ser. 2006-WFH, Class M2(a)	Aa2	5.62	10/25/36	12,000	12,004,500
Citigroup Mortgage Loan Trust, Inc., Home Equity Loan, Ser. 2006-HE1, Class M2(a)	Aa2	5.66	1/25/36	2,500	2,504,787
Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH, Class M2(a)	Aa2	5.60	8/25/36	13,000	13,009,420
CLI Funding LLC, Ser. 2006-1A, Class A, 144A(a)	Aaa	5.50	8/18/21	19,167	19,166,669
Conseco Finance Corp., Ser. 2001-C, Class M1(a)	Aa3	6.02	8/15/33	1,095	1,096,321
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser, 2002-3, Class M1(a)	Aa2	6.445	3/25/32	926	926,469
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa2	6.02	8/25/33	8,218	8,233,533
Countrywide Asset-Based Certificates, Home Equity Loan, Ser. 2005-13, Class MV2(a)	Aa2	5.78	4/25/36	9,900	9,950,117
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2006-BC3, Class M2(a)	Aa2	5.64	2/25/37	11,000	11,008,829
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2006-S4, Class A1(a)	Aaa	5.43	7/25/34	21,970	21,968,552
Countrywide Asset-Backed Certificates, Ser. 2006-13, Class 1AF1(a)	Aaa	5.44	1/25/37	10,734	` 10,734,545
Countrywide Asset-Backed Certificates, Ser. 2006-S7, Class A1(a)	Aaa	5.41	11/25/35	46,690	46,690,172

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Countrywide Asset-Backed Certificates, Ser. 2006-S8, Class A1(a)	Aaa	5.41%	4/25/36	$34,508	$34,508,040
Countrywide Asset-Backed Certificates, Ser. 2007-1, Class 2A4(a)	Aaa	5.55	7/25/37	12,400	12,400,000
Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A(a)	Aaa	5.56	4/15/35	2,879	2,881,932
Countrywide Home Equity Loan Trust, Ser. 2005-B, Class 2A(a)	Aaa	5.50	5/15/35	2,949	2,950,624
Countrywide Home Equity Loan Trust, Ser. 2005-I, Class 2A(a)	Aaa	5.55	2/15/36	5,982	5,982,779
Countrywide Home Equity Loan Trust, Ser. 2006-B, Class 2A(a)	Aaa	5.49	5/15/36	8,626	8,627,306
Countrywide Home Equity Loan Trust, Ser. 2006-G, Class 2A(a)	Aaa	5.47	10/15/36	13,419	13,421,019
Countrywide Home Equity Loan Trust, Ser. 2006-H, Class 2A1A(a)	Aaa	5.47	11/15/36	31,682	31,681,731
Countrywide Home Equity Loan Trust, Ser. 2006-I, Class 2A(a)	Aaa	5.49	1/15/37	50,000	49,993,025
Credit-Based Asset Servicing & Securitization LLC, Ser. 2006-CB9, Class A4(a)	Aaa	5.55	11/25/36	12,000	12,012,102
CS First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Aaa	5.94	1/25/32	3,283	3,283,881
CS First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Aa2	6.92	3/25/32	1,519	1,551,566
Discover Card Master Trust I Credit Card, Ser. 2003-4, Class B1(a)	A2	5.65	5/15/11	2,515	2,526,768
Discover Card Master Trust I Credit Card, Ser. 2003-4, Class B2(a)	A2	5.75	5/15/13	3,000	3,024,284

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	17

Portfolio of Investments

as of January 31, 2007 Cont’d.

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Discover Card Master Trust I Credit Card, Ser. 2004-1, Class B(a)	A2	5.50%	4/16/10	$6,000	$6,002,075
Discover Card Master Trust I, Ser. 2006-3, Class B1(a)	A2	5.46	3/15/14	9,816	9,824,131
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	A2	7.22	12/25/32	805	812,168
Equifirst Mortgage Loan Trust, Ser. 2003-2, Class M3(a)	A3	7.47	9/25/33	1,500	1,520,654
Fieldstone Mortgage Investment Corp., Home Equity Loan, Ser. 2006-1, Class M2(a)	Aa2	5.70	5/25/36	3,289	3,292,747
Fieldstone Mortgage Investment Corp., Ser. 2006-2, Class 2A2(a)	Aaa	5.49	7/25/36	15,210	15,213,155
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FF2, Class M3(a)	Aa3	5.80	3/25/35	6,000	6,033,436
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	Aa3	5.97	12/25/35	3,500	3,523,778
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FF13, Class A2D(a)	Aaa	5.56	10/25/36	15,000	15,021,383
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FFH1, Class M2(a)	Aa2	5.72	1/25/36	2,000	2,006,669
First USA Credit Card Master Trust, Ser. 1997-8, Class B(a)	A1	5.68	5/17/10	1,550	1,552,895
Flagstar Home Equity Loan Trust, Ser. 2006-2A, Class A, 144A (cost $30,182,000; date purchased 12/14/06)(a)(d)	Aaa	5.48	6/25/19	30,182	30,163,287
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa2	6.02	12/25/33	1,500	1,506,305
Fremont Home Loan Trust, Ser. 2004-1, Class M6(a)	A3	6.62	2/25/34	617	618,288

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Fremont Home Loan Trust, Ser. 2004-2, Class M2(a)	Aa2	5.94%	7/25/34	$2,400	$2,407,766
Fremont Home Loan Trust, Ser. 2006-C, Class 2A2(a)	Aaa	5.47	10/25/36	25,000	24,999,835
GE Business Loan Trust, Ser. 2003-2, Class A, 144A(a)	Aaa	5.69	11/15/31	17,264	17,296,129
GE Business Loan Trust, Ser. 2006-2, Class A, 144A(a)	Aaa	5.50	11/15/34	14,906	14,898,413
GE Capital Credit Card Master Note Trust, Credit Card, Ser. 2004-1, Class B(a)	A1	5.62	6/15/10	1,900	1,901,684
GE Capital Credit Card Master Note Trust, Home Equity Loan, Ser. 2004-2, Class B(a)	A1	5.58	9/15/10	7,800	7,805,418
GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A1	5.62	6/15/13	4,000	4,026,794
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	5.43	9/15/12	9,000	9,006,611
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class C(a)	Baa2	5.56	9/15/12	11,500	11,508,430
GE Corporate Aircraft Financing, Ser. 2005-1, Class A3, 144A(a)	Aaa	5.58	8/26/19	12,500	12,499,875
GE Dealer Floorplan Master Note Trust, Ser. 2006-1, Class B(a)	A1	5.49	4/20/11	24,500	24,518,422
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	A1	5.56	4/20/13	5,000	5,002,591
GE Dealer Floorplan Master Note Trust, Ser. 2006-3, Class B(a)	A1	5.49	7/20/11	19,000	19,007,423
GE Seaco Finance, Ser. 2005-1A, Class A, 144A(a)	Aaa	5.57	11/17/20	12,367	12,397,583
GMAC Mortgage Corp. Loan Trust, Ser. 2001-HE2, Class 1A1(a)	Aaa	5.54	12/25/26	8,333	8,337,938
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2004-HE4, Class A2(a)	Aaa	5.51	3/25/35	10,000	10,013,033

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	19

Portfolio of Investments

as of January 31, 2007 Cont’d.

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2005-HE3, Class A2(a)	Aaa	5.47%	2/25/36	$7,775	$7,782,416
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE3, Class A1(a)	Aaa	5.42	10/25/36	12,352	12,353,169
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE4, Class A2(a)	Aaa	5.466	12/25/36	15,000	15,000,000
GSAMP Trust Home Equity Loan, Ser. 2003-FM1, Class M2(a)	A2	8.095	3/20/33	681	681,585
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M2(a)	A2	6.72	11/25/33	2,035	2,040,600
GSAMP Trust Home Equity Loan, Ser. 2005-HE6, Class M2(a)	Aa2	5.77	11/25/35	4,500	4,519,950
GSAMP Trust Home Equity Loan, Ser. 2006-HE7, Class A2D(a)	Aaa	5.55	10/25/36	2,700	2,702,694
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class M2(a)	Aa1	5.61	3/20/36	15,166	15,168,821
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-3, Class A4(a)	Aaa	5.56	3/20/36	7,300	7,303,233
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(a)	Aa2	6.67	2/25/33	3,130	3,131,476
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(a)	Aa2	6.82	3/25/33	2,051	2,052,825
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa1	6.18	8/25/33	4,566	4,568,022
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M3(a)	Aa3	7.52	10/25/33	6,250	6,266,748
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-8, Class M1(a)	Aa2	6.04	4/25/34	1,257	1,261,233
Home Equity Asset Trust, Home Equity Loan, Ser. 2004-2, Class M2(a)	A2	6.52	7/25/34	5,000	5,047,088

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Home Equity Asset Trust, Home Equity Loan, Ser. 2006-6, Class 2A4(a)	Aaa	5.56%	11/25/36	$14,500	$14,527,179
Household Affinity Credit Card Master Note Trust I, Ser. 2003-1, Class B(a)	A1	5.87	2/15/10	11,250	11,301,769
Household Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	5.46	6/15/12	18,000	18,013,216
Household Home Equity Loan Trust, Ser. 2006-4, Class A3V(a)	Aaa	5.47	3/20/36	15,000	14,999,894
HSI Asset Securitization Corp. Trust, Ser. 2006-HE2, Class 2A4(a)	Aaa	5.54	12/25/36	7,000	7,003,429
Irwin Home Equity, Ser. 2006-2, Class 2A1, 144A(a)	Aaa	5.42	2/25/36	11,395	11,391,952
IXIS Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE1, Class A4(a)	Aaa	5.62	3/25/36	3,000	3,014,783
IXIS Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE3, Class A4(a)	Aaa	5.55	1/25/37	9,900	9,905,381
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CH2, Class AV4(a)	Aaa	5.46	10/25/36	7,000	6,999,950
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV5(a)	Aaa	5.56	8/25/36	7,447	7,470,711
JP Morgan Mortgage Acquisition Corp., Ser. 2006-WMC, Class A5(a)	Aaa	5.56	8/25/36	2,900	2,902,763
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(a)	Aa2	6.07	7/25/33	2,283	2,290,808
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	6.00	8/25/33	4,700	4,714,984
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa2	5.85	6/25/34	2,350	2,358,185

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	21

Portfolio of Investments

as of January 31, 2007 Cont’d.

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Marlin Leasing Receivables LLC, Equipment, Ser. 2004-1A, Class A4, 144A(a)	Aaa	5.62%	5/15/11	$7,103	$7,104,413
Master Asset Backed Securities Trust, Home Equity Loan, Ser. 2006-HE3, Class A3(a)	Aaa	5.47	8/25/36	14,375	14,382,380
Master Asset Backed Securities Trust, Ser. 2006-WMC3, Class A5(a)	Aaa	5.56	8/25/36	3,200	3,204,841
MBNA Credit Card Master Note Trust, Credit Card Loan, Ser. 2005-C3, Class C3(a)	Baa2	5.59	3/15/11	30,000	30,069,039
MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(a)	Baa2	5.62	8/15/13	21,800	21,824,091
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(a)	Baa2	5.61	10/15/13	7,455	7,457,790
Mellon Bank Home Equity Loan Trust, Home Equity Loan, Ser. 2001-1, Class A(a)	Aaa	5.56	3/20/27	510	510,946
Meritage Mortgage Loan Trust, Ser. 2004-1, Class M4(a)	A2	6.42	7/25/34	1,200	1,204,758
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2004-HE7, Class M1(a)	Aa1	5.92	8/25/34	4,100	4,119,012
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2006-HE6, Class A2D(a)	Aaa	5.56	9/25/36	7,000	7,011,523
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	Aa2	6.82	11/25/32	2,499	2,501,768
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M-1(a)	Aa2	6.12	5/25/33	1,780	1,785,263
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(a)	Aa2	6.00	10/25/33	1,051	1,053,139
Morgan Stanley ABS Capital I, Ser. 2003-NC1, Class M2(a)	A2	7.12	10/25/33	1,563	1,569,604
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	A3	7.62	4/25/33	501	501,355
Morgan Stanley ABS Capital I, Ser. 2003-NC6, Class M2(a)	Aa3	7.27	6/25/33	9,134	9,156,255

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(a)	Aa2	6.02%	9/25/33	$4,600	$4,607,730
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(a)	A2	7.07	9/25/33	2,259	2,269,075
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	A2	7.32	2/25/33	1,078	1,081,846
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	A2	7.27	7/25/32	520	533,118
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	6.73	10/25/32	2,487	2,488,716
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	A2	7.72	10/25/32	877	878,669
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	6.22	3/25/33	2,449	2,450,926
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	Aa2	6.445	5/25/32	3,528	3,529,807
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(a)	A3	7.57	3/25/33	775	776,708
Morgan Stanley Home Equity Loan, Ser. 2005-2, Class M1(a)	Aa1	5.73	5/25/35	4,366	4,391,208
National City Credit Card Master Trust, Credit Card, Ser. 2006-1, Class B(a)	A2	5.47	3/15/13	6,000	6,011,134
National City Credit Card Master Trust, Credit Card, Ser. 2006-1, Class C(a)	Baa2	5.60	3/15/13	5,000	5,005,528
National Collegiate Student Loan Trust, Ser. 2006-1, Class A2(a)	Aaa	5.46	8/25/23	5,000	4,999,900
Nomura Home Equity Loan, Inc., Ser. 2007-2, Class 2A3(a)	Aaa	5.48	1/25/37	19,000	19,000,000
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2002-6, Class M1(a)	Aaa	6.07	11/25/32	776	776,772

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	23

Portfolio of Investments

as of January 31, 2007 Cont’d.

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Aa2	5.74%	12/25/35	$8,000	$8,038,962
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	Aa3	5.76	12/25/35	2,000	2,011,960
Origen Manufactured Housing, Ser. 2006-A, Class A1(a)	Aaa	5.47	11/15/18	18,127	18,130,561
Ownit Mortgage Trust Asset-Backed Certificates, Ser. 2006-OT1, Class A2, 144A(a)	Aaa	5.56	10/25/37	15,800	15,800,000
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	5.80	8/25/35	4,552	4,583,463
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	Aaa	5.60	5/25/36	3,000	3,013,464
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(a)	Aaa	5.51	3/25/36	10,000	10,007,096
Quest Trust, Home Equity Loan. Ser. 2006-X2, Class A2, 144A(a)	Aaa	5.64	8/25/36	6,000	6,000,000
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(a)	A2	6.57	5/25/34	1,235	1,245,745
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(a)	Aaa	5.75	6/25/33	1,319	1,322,354
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ3, Class M2(a)	Aa2	5.70	8/25/36	4,500	4,505,179
Residential Asset Mortgage Products, Inc., Home Equity Loan, Ser. 2006-RZ4, Class A3(a)	Aaa	5.59	10/25/36	5,500	5,505,955
Residential Asset Securities Corp., Home Equity Loan, Ser. 2003-KS7, Class AIIB(a)	Aaa	5.64	9/25/33	1,221	1,221,011

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	Aaa	5.65%	12/25/35	$4,200	$4,212,469
Residential Asset Securities Corp., Home Equity Loan, Ser. 2006-KS3 , Class M2(a)	Aa2	5.66	4/25/36	4,500	4,509,018
Residential Asset Securities Corp., Ser. 2002-KS7, Class A2(a)	Aaa	6.06	11/25/32	1,013	1,013,711
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2005-HS, Class AII(a)	Aaa	5.50	12/25/35	5,063	5,065,525
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2006-HSA, Class A(a)	Aaa	5.46	7/25/36	11,713	11,712,933
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(a)	Aa2	5.85	3/25/31	1,605	1,605,538
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(a)	Aa2	6.49	7/25/31	1,620	1,620,956
Saxon Asset Securities Trust, Ser. 2002-1, Class M2(a)	Aa3	6.52	11/25/31	938	939,148
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(a)	A2	6.92	12/25/33	1,000	1,009,653
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(a)	Aa2	5.85	3/25/35	2,000	2,000,711
Saxon Asset Securities Trust, Ser. 2006-3, Class A4(a)	Aaa	5.56	11/25/36	12,000	12,004,380
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M2(a)	A2	6.42	2/25/34	1,875	1,879,139
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	Aaa	5.57	5/25/36	5,000	5,017,888
Securitized Asset Investment Loan Trust, Ser. 2004-4, Class A4(a)	AAA(e)	5.72	4/25/34	4,200	4,199,984
Sky Financial Medical Loan Securitization, Ser. 2001-A, Class A2, 144A	Aaa	6.95	12/15/11	3,757	3,761,441
Soundview Home Equity Loan Trust, Ser. 2006-NLC1, Class A4, 144A(a)	Aaa	5.56	11/25/36	4,000	4,000,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	25

Portfolio of Investments

as of January 31, 2007 Cont’d.

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(a)	Aa2	5.97%	8/25/34	$700	$702,175
Structured Asset Investment Loan Trust, Ser. 2003-BC12, Class M1(a)	AA(e)	5.97	11/25/33	10,400	10,399,959
Structured Asset Investment Loan Trust, Ser. 2003-BC13, Class M1(a)	AA(e)	5.97	11/25/33	4,200	4,211,064
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	Aa2	5.75	11/25/35	3,500	3,517,252
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-0W1, Class A3, 144A(a)	AAA(e)	5.48	12/25/35	4,000	3,999,981
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-0W1, Class A4, 144A(a)	AAA(e)	5.52	12/25/35	1,600	1,599,987
Tal Advantage, LLC, Ser. 2006-1, Class A	Aaa	5.54	4/20/21	9,250	9,249,954
Terwin Mortgage Trust, Ser. 2006-12SL, Class A1(a)	Aaa	5.44	11/25/37	44,237	44,237,480
Terwin Mortgage Trust, Ser. 2007-1SL, Class A1(a)	Aaa	5.43	1/25/37	8,000	8,000,000
Terwin Mortgage Trust, Ser. 2007-1SL, Class A2(a)	Aaa	5.56	1/25/38	14,730	14,730,000
Wells Fargo Home Equity Trust, Ser. 2006-3, Class A3(a)	Aaa	5.53	1/25/37	5,730	5,732,978
Wells Fargo Home Equity Trust, Ser. 2006-3, Class M2(a)	Aa1	5.59	1/25/37	9,478	9,482,134

Total asset backed securities (cost $1,591,924,262)					1,591,963,054

COMMERCIAL MORTGAGE BACKED SECURITIES 6.0%
Bank of America Large Loan, Ser. 2005-MIB1, Class A1, 144A(a)	Aaa	5.47	3/15/22	3,517	3,517,508
Bank of America Large Loan, Ser. 2006-BIX1, Class A1, 144A(a)	Aaa	5.39	10/15/19	17,884	17,884,170

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Bank of America Large Loan, Ser. 2006-LAQ, Class A1, 144A(a)	Aaa	5.48%	2/9/21	$11,000	$11,018,539
Bear Stearns Commercial Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	5.43	3/15/19	7,000	6,999,975
Commercial Mortgage Pass Through Cert., Ser. 2006-CNL2, Class A2FL, 144A(a)	AAA(e)	5.54	2/5/19	3,000	3,005,439
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2SF(a)	Aaa	5.44	5/15/47	50,000	50,000,000
JP Morgan Chase Commercial Mortgage Securities, Corp., Ser. 2006-FL1A, Class A1A, 144A(a)	Aaa	5.41	2/15/20	9,664	9,665,106
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(a)	Aaa	5.39	6/15/22	22,693	22,693,111
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(a)	Aaa	5.44	12/12/49	25,000	24,999,718
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WHL7, Class A1, 144A(a)	Aaa	5.41	9/15/21	34,126	34,126,297

Total commercial mortgage backed securities (cost $183,885,581)					183,909,863

CORPORATE BONDS 29.6%

Banking 6.4%
Anglo Irish Bank, 144A(a)	A2	5.35	2/5/08	20,000	20,000,820
BBVA US Senior SA Uniper, 144A(a)	Aa2	5.43	4/17/09	10,000	10,007,570
Citigroup, Inc., Notes(a)	Aa1	5.493	6/9/09	2,070	2,075,353
Credit Suisse USA, Inc.(a)	Aa3	5.455	11/20/09	50,000	50,004,501
HBOS Treasury Services PLC, M.T.N., 144A(a)	Aa2	5.40	7/17/09	15,000	15,011,190

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	27

Portfolio of Investments

as of January 31, 2007 Cont’d.

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

J.P. Morgan Chase & Co., M.T.N.(a)	Aa3	5.49%	12/21/11	$30,000	$29,997,420
J.P. Morgan Chase & Co., Notes, M.T.N.(a)	Aa3	5.45	12/2/08	4,000	4,002,244
Keycorp, M.T.N.(a)	A2	5.43	9/15/09	25,000	24,996,150
Washington Mutual Bank(a)	A2	5.39	4/18/08	5,000	5,005,300
Washington Mutual Bank(a)	A2	5.461	5/1/09	34,450	34,460,852

					195,561,400

Brokerage 6.0%
Bear Stearns & Co., Inc., M.T.N.(a)	A1	5.465	8/21/09	10,000	10,010,690
Bear Stearns & Co., Inc., M.T.N.(a)	A1	5.623	9/9/09	15,000	15,068,655
Goldman Sachs Group, Inc., M.T.N.(a)	Aa3	5.455	12/22/08	20,000	20,024,840
Goldman Sachs Group, Inc., M.T.N.(a)	Aa3	5.763	3/28/08	5,000	5,021,155
Lehman Brothers Holdings, Inc., M.T.N.(a)	A1	5.624	11/10/09	16,900	16,972,315
Lehman Brothers Holdings, Inc., Notes(a)	A1	5.475	8/21/09	32,000	32,017,376
Merrill Lynch & Co., Inc., M.T.N.(a)	Aa3	5.41	8/14/09	9,000	8,997,561
Merrill Lynch & Co., Inc., M.T.N.(a)	Aa3	5.613	9/9/09	10,000	10,045,780
Merrill Lynch & Co., Inc., M.T.N.(a)	Aa3	5.45	12/4/09	20,000	20,000,300
Merrill Lynch & Co., Inc., M.T.N.(a)	Aa3	5.45	1/30/09	6,000	6,006,726
Morgan Stanley(a)	Aa3	5.61	1/18/11	15,000	15,058,800
Morgan Stanley, M.T.N.(a)	Aa3	5.45	1/15/10	25,000	25,001,650

					184,225,848

Capital Goods 3.3%
Caterpillar Financial Services Corp., Notes, M.T.N.(a)	A2	5.423	3/10/09	5,000	5,004,740
Eaton Corp.(a)	A2	5.454	8/10/09	35,000	34,997,935
ERAC USA Finance Co., Notes, 144A(a)	Baa1	5.61	4/30/09	21,490	21,535,086
Fedex Corp.(a)	Baa2	5.455	8/8/07	5,000	5,005,655
John Deere Capital Corp., M.T.N.(a)	A3	5.478	6/10/08	4,350	4,358,791

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Snap-On, Inc.(a)	A3	5.49%	1/12/10	$25,000	$24,996,625
United Technologies Corp.(a)	A2	5.439	6/1/09	5,000	5,006,095

					100,904,927

Electric 0.7%
Dominion Resources, Inc.(a)	Baa2	5.554	11/14/08	20,000	20,007,220

Energy—Integrated 0.3%
Conocophilips AU Funding Co., Gtd. Notes(a)	A1	5.46	4/9/09	10,000	10,009,000

Energy—Other 0.8%
BJ Services Co.(a)	Baa1	5.539	6/1/08	23,078	23,088,431

Foods 1.3%
General Mills, Inc.(a)	Baa1	5.489	1/22/10	30,000	29,993,850
SABMiller PLC, 144A(a)	Baa1	5.66	7/1/09	10,000	10,011,000

					40,004,850

Health Care & Pharmaceutical 0.6%
Cardinal Health, Inc., 144A(a)	Baa2	5.63	10/2/09	20,000	20,014,100

Insurance 0.8%
Lincoln National Corp., Unsec’d. Notes(a)	A3	5.47	4/6/09	25,000	25,031,050

Media & Entertainment 2.0%
Time Warner, Inc.(a)	Baa2	5.606	11/13/09	40,000	40,036,440
Walt Disney Co., M.T.N.(a)	A3	5.453	9/10/09	20,000	20,024,980

					60,061,420

Non-Captive Finance 6.1%
American Express Credit Corp., M.T.N.(a)	Aa3	5.38	5/19/09	8,000	8,001,888
Capital One Financial Corp., M.T.N.(a)	A3	5.633	9/10/09	25,000	25,115,425
CIT Group, Inc.(a)	A2	5.64	7/28/11	25,000	25,044,500
Citigroup Inc., Notes(a)	A2	5.515	12/19/08	5,000	5,011,875
Countrywide Financial, Corp., M.T.N.(a)	A3	5.501	1/5/09	35,000	34,999,615
General Electric Capital Corp., M.T.N.(a)	Aaa	5.42	10/6/10	25,000	24,999,175

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	29

Portfolio of Investments

as of January 31, 2007 Cont’d.

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

General Electric Capital Corp., M.T.N.(a)	Aaa	5.521%	2/2/09	$8,300	$8,321,754
HSBC Finance Corp.(a)	Aa3	5.655	11/16/09	10,370	10,435,559
HSBC Finance Corp., Notes, M.T.N.(a)	Aa3	5.506	12/5/08	3,000	3,008,691
International Lease Finance Corp., M.T.N.(a)	A1	5.76	1/15/10	17,000	17,148,393
SLM Corp., Notes, M.T.N.(a)	A2	5.50	7/27/09	20,000	20,028,000
SLM Corp., Notes, M.T.N.(a)	A2	5.56	1/26/09	4,000	4,014,236

					186,129,111

Technology 0.5%
Cisco Systems Inc., Notes(a)	A1	5.451	2/20/09	6,000	6,006,348
Hewlett Packard Co.(a)	A3	5.496	5/22/09	10,000	10,017,380

					16,023,728

Telecommunications 0.8%
Bellsouth Corp.(a)	A2	5.474	8/15/08	25,000	25,018,075

Total corporate bonds (cost $905,460,101)					906,079,160

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.8%
Federal National Mortgage Association, Ser. 2006-5, Class 2A1(a)	AAA(e)	5.41	11/25/28	19,810	19,848,633
Federal National Mortgage Association, Ser. 2006-5, Class 3A1(a)	AAA(e)	5.38	11/25/24	4,570	4,563,088

Total U.S. government agency obligations (cost $24,379,830)					24,411,721

Total long-term investments (cost $2,705,649,774)					2,706,363,798

SHORT-TERM INVESTMENTS 11.6%

CERTIFICATE OF DEPOSIT 0.5%

Bank 0.5%
National Bank Canada NY (cost $15,997,492)	P-1	5.28	11/17/07	16,000	15,999,680

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL PAPER(b) 4.4%
Cadbury Schweppes Finance PLC, 144A	P-2	5.496%	4/24/07	$23,000	$22,717,100
Cadbury Schweppes Finance PLC, 144A	P-2	5.40	4/30/07	40,000	39,466,000
ITT Industries, Inc., 144A	P-2	5.33	5/14/07	10,000	9,845,400
Rockies Express Pipeline, 144A	P-2	5.38	3/28/07	11,350	11,258,619
Rockies Express Pipeline, 144A	P-2	5.37	5/1/07	10,000	9,865,500
Time Warner Cable, Inc., 144A	P-2	5.35	3/30/07	15,000	14,870,213
Total Capital, 144A	P-1	5.27	2/1/07	15,550	15,547,724
Volkswagen of America, 144A	P-2	5.33	4/25/07	10,000	9,874,100

Total commercial paper (cost $133,462,086)					133,444,656

CORPORATE BONDS 2.5%

Building Materials & Construction 0.5%
Centex Corp., M.T.N.(a)	Baa2	5.621	8/1/07	15,000	15,011,460

Capital Goods 0.5%
Erac USA Finance Co., 144A	Baa1	6.75	5/15/07	13,545	13,586,353

Chemicals 0.1%
Praxair, Inc.	A2	4.75	7/15/07	3,770	3,762,173

Foods 0.8%
General Mills, Inc.	Baa1	5.125	2/15/07	15,200	15,196,454
Kraft Foods, Inc.	A3	5.25	6/1/07	10,000	9,993,020

					25,189,474

Non-Captive Finance 0.3%
Countrywide Financial Corp., M.T.N.(a)	A3	5.52	4/11/07	10,175	10,177,981

Telecommunications 0.3%
Vodafone Group PLC(a)	A3	5.424	6/29/07	10,000	10,000,460

Total corporate bonds (cost $77,704,272)					77,727,901

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	31

Portfolio of Investments

as of January 31, 2007 Cont’d.

Description	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LOAN PARTICIPATIONS 4.2%
Boston Properties, Inc. (cost $19,999,000; date purchased 1/22/07)(c)(d)	Baa2	5.40%	2/16/07	$19,999	$19,999,000
Camden Property Trust(c)	Baa2	5.40	2/16/07	11,864	11,864,000
ERP Operating Limited Partnership(c)	Baa1	5.40	2/15/07	30,000	30,000,000
Federal Realty Investment Trust(c)	Baa2	5.40	2/15/07	23,000	23,000,000
Holland America Cruise Lines(c)	A3	5.37	2/12/07	33,621	33,621,000
Mack Cali Realty Corp.(c)	Baa2	5.40	2/23/07	10,000	10,000,000

Total loan participations (cost $128,484,000)					128,484,000

Total short-term investments (cost $355,647,850)					355,656,237

Total Investments 100.0% (cost $3,061,297,624)(f)					3,062,020,035

Liabilities in excess of other assets					(1,328,994)

Net Assets 100.0%					$3,060,691,041

The following abbreviations are used in the portfolio descriptions:

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Private placement security which is restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $50,181,000. The aggregate value of $50,162,287 is 1.6% of net assets.
(e)	Standard & Poor’s Rating.
(f)	The cost basis for federal income tax purposes is substantially the same as that used for financial statements purposes.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2007 was as follow:

Asset Backed Securities	52.0%
Banking	6.4
Non-Captive Finance	6.4
Brokerage	6.0
Commercial Mortgage Backed Securities	6.0
Commercial Paper	4.4
Loan Participations	4.2
Capital Goods	3.8
Foods	2.1
Media & Entertainment	2.0
Energy	1.1
Telecommunications	1.1
Insurance	0.8
U.S. Government Agency Obligations	0.8
Electric	0.7
Health Care & Pharmaceutical	0.6
Building Materials & Construction	0.5
Certificate of Deposit	0.5
Technology	0.5
Chemicals	0.1

100.0
Liabilities in excess of other assets	0.0

100.0%

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	33

Statement of Assets and Liabilities

as of January 31, 2007

Assets
Unaffiliated investments, at value (cost $3,061,297,624)	$3,062,020,035
Receivable for Series shares sold	15,000,000
Interest receivable	10,940,146
Prepaid expenses	8,648

Total assets	3,087,968,829

Liabilities
Payable for investments purchased	23,400,000
Dividend payable	3,668,375
Payable to custodian	82,731
Accrued expenses	73,469
Management fee payable	36,546
Transfer agent fee payable	16,667

Total liabilities	27,277,788

Net Assets	$3,060,691,041

Net assets were comprised of:
Common stock, at par	$305,756
Paid-in capital in excess of par	3,059,755,404

3,060,061,160
Undistributed net investment income	14,313
Accumulated net realized loss on investments	(106,843)
Net unrealized appreciation on investments	722,411

Net assets, January 31, 2007	$3,060,691,041

Net asset value, offering price and redemption price per share ($3,060,691,041 ÷ 305,755,964 shares of $.001 par value common stock issued and outstanding)	$10.01

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Statement of Operations

Year Ended January 31, 2007

Net Investment Income
Income
Unaffiliated Interest	$73,066,493

Expenses
Management fee	657,385
Transfer agent’s fees and expenses (including affiliated expense of $95,000)	95,000
Custodian’s fees and expenses	80,000
Audit fee	22,000
Legal fees and expenses	20,000
Directors’ fees	10,000
Insurance	5,000
Miscellaneous	15,528

Total expenses	904,913
Less: expense waiver (Note 2)	(456,959)

Net expenses	447,954

Net investment income	72,618,539

Net Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	38,931
Net change in unrealized appreciation on investments	688,650

Net gain on investments	727,581

Net Increase In Net Assets Resulting From Operations	$73,346,120

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	35

Statement of Changes in Net Assets

	Year Ended January 31, 2007	November 7, 2005(a) through January 31, 2006
Increase In Net Assets
Operations
Net investment income	$72,618,539	$4,371,856
Net realized gain on investment transactions	38,931	16,830
Net change in unrealized appreciation on investments	688,650	33,761

Net increase in net assets resulting from operations	73,346,120	4,422,447

Dividends from net investment income (Note 1)	(72,764,313)	(4,374,373)

Series share transactions
Net proceeds from shares subscribed	3,647,000,000	671,003,446
Net asset value of shares issued to shareholders in reinvestment of dividends	69,548,890	3,924,728
Cost of shares reacquired	(1,100,400,394)	(231,015,510)

Net increase in net assets from Series share transactions	2,616,148,496	443,912,664

Total increase	2,616,730,303	443,960,738

Net Assets
Beginning of period	443,960,738	—

End of period(b)	$3,060,691,041	$443,960,738

(a) Commencement of investment operations.
(b) Includes undistributed net investment income of:	$14,313	—

See Notes to Financial Statements.

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Notes to Financial Statements

Dryden Core Investment Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

The Fund consists of six series—the Taxable Money Market Series, the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The Taxable Money Market Series and the Short-Term Bond Series commenced investment operations on April 23, 1999 and November 7, 2005, respectively.

The investment objective of the Money Market Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Money Market Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Money Market Series’ investment advisors. The ability of the issuers of the securities held by the Money Market Series to meet their obligations may be affected by economic developments in a specific industry or region.

The investment objective of the Short-Term Bond Series is high current income consistent with the preservation of principal. Under normal circumstances, the Short-Term Bond Series will invest at least 80% of its investable assets in debt obligations with maturities of three years or less. These debt obligations will include money market obligations, bonds and other fixed income debt obligations such as U.S. Government securities (including U.S. Treasury bills, notes and bonds), mortgage-backed securities, asset-backed securities, foreign securities and other short-term debt obligations. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Shares of the Money Market Series and the Short-Term Bond Series are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadvisor. At January 31, 2007, 100% of the shares outstanding were owned by such entities.

Dryden Core Investment Fund	37

Notes to Financial Statements

Cont’d

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series, in the preparation of its financial statements.

Securities Valuation: The Money Market Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors. For the Short-Term Bond Series, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Series, short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value.

The Money Market Series may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The Short-Term Bond Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Series at January 31, 2007 include registration rights under which the Series may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

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Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series’ policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Money Market Series and the Short-Term Bond Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Money Market Series declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Series declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are declared annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s

Dryden Core Investment Fund	39

Notes to Financial Statements

Cont’d

performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily payable monthly. For the year ended January 31, 2007, the costs (net of waiver, where applicable) were at an effective annual rate of .014% for the Money Market Series’ and .015% for the Short-Term Bond Series.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

The Short-Term Bond Series’ purchases and sales of investment securities, other than short-term investments, for the year ended January 31, 2007, aggregated $2,823,924,806 and $370,699,535, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized capital gains on investments and paid-in-capital in excess of par on the Statement of Assets and Liabilities that more

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closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gains on investments. For the year ended January 31, 2007, the adjustment for the Short-Term Bond Series, was to increase undistributed net investment income and to decrease accumulated net realized gains on investments by $160,087 due to reclassification of paydown losses.

The tax character of distributions paid during the year ended January 31, 2007 were as follows:

Series	Ordinary Income	Long-Term Capital Gains	Total Distributions
Taxable Money Market Series	$791,280,423	$—	$791,280,423
Short-Term Bond Series	72,764,313	—	72,764,313

The tax character of distributions paid during the year ended January 31, 2006 were as follows:

Series	Ordinary Income	Long-Term Capital Gains	Total Distributions
Taxable Money Market Series	$417,781,699	$—	$417,781,699
Short-Term Bond Series	4,374,373	—	4,374,373

As of January 31, 2007, the accumulated undistributed earnings on a tax basis were as follows:

Series	Accumulated Ordinary Income
Taxable Money Market Series*	$19,389,018
Short-Term Bond Series**	3,705,673

*	includes a timing difference of $19,263,502 for dividends payable.
**	includes a timing difference of $3,668,375 for dividends payable.

As of January 31, 2007, for federal income tax purposes, Taxable Money Market Series had a capital loss carryforward of approximately $105,900 of which $100,200 expires in 2014 and $5,700 expires in 2015. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts. In addition, the Fund elected to treat post-October capital losses incurred in the three month period ended January 31, 2007 as having been incurred in the following fiscal year as follows:

Series	Accumulate Post- October Capital Losses
Taxable Money Market Series	$3,800
Short-Term Bond Series	129,800

Dryden Core Investment Fund	41

Notes to Financial Statements

Cont’d

Note 6. Capital

	Taxable Money Market Series		Short-Term Bond Series*
	Shares	Amount	Shares	Amount
Year ended January 31, 2007:
Shares sold	121,642,461,871	$121,642,461,871	364,367,632	$3,647,000,000
Shares issued in reinvestment of distributions	546,148,760	546,148,760	6,948,554	69,548,890
Shares reacquired	(119,936,928,868)	(119,936,928,868)	(109,951,488)	(1,100,400,394)

Net increase in shares outstanding	2,251,681,763	$2,251,681,763	261,364,698	$2,616,148,496

Period or fiscal year ended January 31, 2006:
Shares sold	107,293,543,359	$107,293,543,359	67,100,344	$671,003,446
Shares issued in reinvestment of distributions	409,944,391	409,944,391	392,473	3,924,728
Shares reacquired	(105,188,887,557)	(105,188,887,557)	(23,101,551)	(231,015,510)

Net increase in shares outstanding	2,514,600,193	$2,514,600,193	44,391,266	$443,912,664

*	Commenced operations on 11/7/05.

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until June 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

JANUARY 31, 2007	ANNUAL REPORT

Dryden Core Investment Fund

Financial Highlights

Taxable Money Market Series
Year Ended January 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains	.05
Dividends and distributions to shareholders	(.05)

Net asset value, end of year	$1.00

Total Return(a):	5.23%
Ratios/Supplemental Data:
Net assets, end of year (000)	$16,691,034
Average net assets (000)	$15,454,186
Ratios to average net assets:
Expenses	.02%
Net investment income	5.12%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

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Taxable Money Market Series
Year Ended January 31,
2006	2005	2004	2003

$1.00	$1.00	$1.00	$1.00

.03	.02	.01	.02
(.03)	(.02)	(.01)	(.02)

$1.00	$1.00	$1.00	$1.00

3.46%	1.50%	1.20%	1.85%

$14,439,643	$11,924,742	$12,769,580	$7,053,923
$11,936,264	$13,091,919	$8,669,076	$7,105,089

.02%	.02%	.03%	.03%
3.50%	1.50%	1.20%	1.84%

See Notes to Financial Statements.

Dryden Core Investment Fund	45

Financial Highlights

Cont’d

	Short-Term Bond Series Fund
	Year Ended January 31, 2007		November 7, 2005(a) through January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00		$10.00

Income from investment operations:
Net investment income	.54		.10
Net realized and unrealized gain on investment transactions	.01		—	(b)

Total from investment operations	.55		.10

Less Dividends
Dividends from net investment income	(.54)		(.10)

Net asset value, end of period	$10.01		$10.00

Total Return(c):	5.61%		.95%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,060,691		$443,961
Average net assets (000)	$1,314,770		$415,749
Ratios to average net assets:
Expenses	.03	%(d)	.08	%(d)(e)
Net investment income	5.52	%(d)	4.47	%(d)(e)
Portfolio turnover rate	31%		7	% (f)

(a)	Commencement of investment operations.
(b)	Amount represents less than $.005 per share.
(c)	Total return is calculated assuming purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(d)	The Manager of the Fund has agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxes, and brokerage commissions). The Manager will reimburse the Series ..035% of average daily net assets. If the Manager had not reimbursed the Series, the expenses and the net investment income ratios would have been .07% and 5.49%, respectively, for the year ended January 31, 2007 and .11% and 4.43%, respectively, for the period November 7, 2005 (commencement of investment operations) through January 31, 2006
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Dryden Core Investment Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Taxable Money Market Series and the Short-Term Bond Series, each a series of the Dryden Core Investment Fund (hereafter referred to as the “Funds”) as of January 31, 2007, and for Taxable Money Market Series, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended; and for Short-Term Bond Series, the statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and for the period from November 7, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Taxable Money Market Series for the year ended January 31, 2003 were audited by another independent registered public accounting firm, whose report dated March 18, 2003, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of January 31, 2007, and the results of their operations, the changes in their net assets and the financial highlights for each of the years or periods referred to in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 29, 2007

Dryden Core Investment Fund	47

Federal Income Tax Information

(Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Funds’ fiscal year end (January 31, 2007) as to the federal tax status of dividends paid by the Series’ during such fiscal year.

During fiscal year end January 31, 2007, the Series’ paid aggregate dividends and distributions as follows:

	Taxable Money Market Series	Short-Term Bond Series
Ordinary Income	$.05	$.54

The Taxable Money Market Series and Short Term Bond Series both intend to designate 100% and 99.34%, respectively of the ordinary income dividends as interest-related dividends under The American Jobs Creation Act of 2004.

In January 2008, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the dividends received by you in calendar year 2007.

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Management of the Fund

(Unaudited)

Information pertaining to the Trustees of Dryden Core Investment Fund (the “Fund”) is set forth below. Trustees who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the 1940 Act), are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Fund are referred to as “Interested Trustees.” “Fund Complex”† consists of the Fund and any other investment companies managed by PI.

Independent Trustees(2)

Linda W. Bynoe (54), Trustee since 2005(3) Oversees 62 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since March 1995) of Telemat, Ltd. (management consulting); formerly Vice President at Morgan Stanley & Co.

Other Directorships held: Director of Simon Property Group, Inc. (real estate investment trust) (since May 2003); Anixter International (communication products distributor) (since January 2006); Director of Northern Trust Corporation (since April 2006).

David E.A. Carson (72), Trustee since 2003(3) Oversees 66 portfolios in Fund complex

Principal occupations (last 5 years): Formerly Director (January 2000-May 2000), Chairman (January 1999-December 1999), Chairman and Chief Executive Officer (January 1998-December 1998) and President, Chairman and Chief Executive Officer of People’s Bank (1983-1997).

Robert E. La Blanc (73), Trustee since 1999(3) Oversees 64 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).

Other Directorships held:(4) Director of CA, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).

Douglas H. McCorkindale (67), Trustee since 2003(3) Oversees 61 portfolios in Fund complex

Principal occupations (last 5 years): Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Other Directorships held:(4) Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Richard A. Redeker (63), Trustee since 2003(3) Oversees 63 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director (since 2001) and Chairman of the Board (since 2006) of Invesmart, Inc.; Director of Penn Tank Lines, Inc. (since 1999).

Robin B. Smith (67), Trustee since 1996(3) Oversees 64 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Formerly Director of BellSouth Corporation (1992-2006).

Dryden Core Investment Fund	49

Stephen G. Stoneburn (63), Trustee since 1999(3) Oversees 64 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Clay T. Whitehead (68), Trustee since 1999(3) Oversees 64 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of YCO (new business development firm).

Interested Directors(1)

Judy A. Rice (59), President since 2003 and Director since 2000(3) Oversees 63 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of American Skandia Investment Services, Inc.; formerly Executive Vice President (September 1999-February 2003) of Prudential Investments LLC; Member of Board of Governors of the Investment Company Institute.

Robert F. Gunia (60), Vice President and Director since 1999(3) Oversees 143 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of American Skandia Investment Services, Inc.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Fund who are not also Trustees is set forth below.

Officers(2)

Kathryn L. Quirk (54), Chief Legal Officer since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of Prudential Investments LLC and Prudential Mutual Fund Services LLC; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (49), Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Jonathan D. Shain (48), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

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Claudia DiGiacomo (32), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

Lee D. Augsburger (47), Chief Compliance Officer since 2004(3)

Principal occupations (last 5 years): Senior Vice President and Chief Compliance Officer (since April 2003) of PI; Vice President (since November 2000) and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; Chief Compliance Officer and Senior Vice President (since May 2003) of American Skandia Investment Services, Inc.

Valerie M. Simpson (48), Deputy Chief Compliance Officer since 2007.

Principal occupations (last 5 years): Vice President and Senior Compliance Officer (since March 2006) of PI; Vice President-Financial Reporting (since March 2006) for Prudential Life and Annuities Finance.

Grace C. Torres (47), Treasurer and Principal Financial and Accounting Officer since 1999(3)

Principal occupations (last 5 years): Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of American Skandia Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of American Skandia Investment Services, Inc.

John P. Schwartz (35), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley, Austin Brown & Wood LLP (1997-2005).

M. Sadiq Peshimam (43), Assistant Treasurer since 2006(3)

Principal occupations (last 5 years): Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.

Jack Benintende (42), Assistant Treasurer since 2006(3)

Principal occupations (last 5 years): Vice President (since June 2000) within Prudential Mutual Fund Administration; formerly Senior Manager within the investment management practice of PricewaterhouseCoopers LLP (May 1994-June 2000).

Andrew R. French (44), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Director and Corporate Counsel (since May 2006) of Prudential; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Noreen M. Fierro (42), Anti-Money Laundering Compliance Officer since 2006(3)

Principal occupations (last 5 years): Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

Dryden Core Investment Fund	51

†

The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include Jennison Dryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11. The Target Portfolio Trust, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund, Inc.

(1)	”Interested” Trustees, as defined in the 1940 Act, by reason of employment with the Manager, a Subadvisor or the Distributor.

(2)	Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

(3)

There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individual’s length of service as Trustees and/or Officer.

(4)

This includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information about the Trustees is included in the Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

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Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended January 31, 2007 and January 31, 2006 KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $44,600 and $37,500, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

None.

(c)	Tax Fees

None.

(d)	All Other Fees

None.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)	(2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g)	Non-Audit Fees

Not applicable to Registrant for the fiscal years 2007 and 2006. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2007 and 2006 was $317,300 and $51,000, respectively.

(h)	Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Core Investment Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary
Date March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer
Date March 22, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer
Date March 22, 2007

*	Print the name and title of each signing officer under his or her signature.